UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  MARCH 31, 2002

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: 1706 ALLEGHENY TOWER
         625 STANWIX STREET
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

   JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          APRIL 17, 2002


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        60
FORM 13F INFORMATION VALUE TOTAL:              $245650

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME




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FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
.................................................................................
Abbott Labs     Common	002824100   2577     48983   Sole		     48983
Agilent Tech	Common	00846U101    744     21283   Sole		     21283
Am. Intl. Gr	Common	026874107   1448     20075   Sole                    20075
Ashanti GoldfielCommon	043743202     77     15000   Sole                    15000
Automatic Data 	Common	053015103   6158    105672   Sole                   105672
Bellsouth	Common	079860102    316      8561   Sole                     8561
Berkshire Hath	Common	084670991  44793       630   Sole                      630
Berkshire Hath	Common	084670207   3622      1529   Sole                     1529
BP PLC          Common  055622104    210      3961   Sole                     3961
Bristol-Myers 	Common	110122108   1505     37161   Sole                    37161
Chevron Texaco  Common	166764100    650      7203   Sole                     7203
Cisco Systems	Common	17275R102   4411    260537   Sole                   260537
Coca-Cola Co.	Common	191216100  13118    251019   Sole                   251019
Emerson Elec.	Common	291011104    494      8605   Sole                     8605
ExxonMobil	Common	30231G102   7446    169893   Sole                   169893
First Data      Common	319963104  11032    126439   Sole                   126439
FreeMarkets Inc.Common	356602102    230     10000   Sole                    10000
General ElectricCommon	369604103  14263    380862   Sole                   380862
Gillette Co.	Common	375766102  15057    442737   Sole                   442737
Hewlett Packard	Common	428236103   2429    135381   Sole                   135381
H.J. Heinz Co.	Common	423074103    876     21112   Sole		     21112
Home Depot	Common	437076102    364      7496   Sole		      7496
IBM		Common	459200101    580      5579   Sole                     5579
Intel Corp.	Common	458140100   8260    271621   Sole                   271621
Johnson & JohnsoCommon	478160104   7400    113934   Sole                   113934
J.P. Morgan ChasCommon	46625H100    369     10343   Sole                    10343
Lexmark Int'l GpCommon  529771107    215      3760   Sole                     3760
Lincoln Nat'l CpCommon  534187109    213      4200   Sole                     4200
Lucent Tech.	Common	549463107     67     14247   Sole                    14247
MBNA Corp.	Common	55262L100    256      6642   Sole                     6642
Medtronic	Common	585055106  13181    291540   Sole                   291540
Mellon FinancialCommon  58551A108    677     17540   Sole                    17540
Merck & Co.	Common	589331107   5958    103478   Sole                   103478
Microsoft	Common	594918104  12591    208776   Sole                   208776
3M Company 	Common	604059105   1188     10332   Sole                    10332
Moody's Corp.	Common	615369105  17494    425650   Sole		    425650
National City 	Common	635405103   7498    243756   Sole                   243756
North Fork Banc Common  659424105    240      6744   Sole                     6744
Paychex Inc     Common  704326107    423     10650   Sole                    10650
PepsiCo		Common	713448108    436      8461   Sole                     8461
Pfizer Inc.	Common	717081103   4442    111771   Sole                   111771
PNC Bank Corp.	Common	693475105    405      6587   Sole                     6587
PPG Industries	Common	693506107    381      6946   Sole                     6946
Procter & GambleCommon	742718109   1928     21399   Sole                    21399
SBC CommunicatioCommon	78387G103    211      5627   Sole		      5627
Sun Trust Banks	Common	867914103    227      3400   Sole		      3400
Target Corp.	Common	87612E106    339      7866   Sole		      7866
TMM Inc         Common  87258Q108      0     20000   Sole                    20000
Transaction SystCommon  893416107  14870   1304380   Sole                  1304380
Teppco Partners L.P.	872384102    339     10800   Sole                    10800
Triton PCS HoldgCommon	89677M106    102     10000   Sole		     10000
Tyco Intl	Common	920124106    320      9916   Sole                     9916
Unitrin Inc.	Common	913275103    303      7540   Sole                     7540
Valspar Corp.	Common	920355104    555     11800   Sole                    11800
Walgreen Co.	Common	931422109    794     20250   Sole                    20250
Wal-mart Stores Common  931142103    368      5999   Sole                     5999
Walt Disney Co.	Common	254687106    378     16371   Sole                    16371
Wells Fargo	Common	949746101    697     14117   Sole                    14117
Wm. Wrigley Jr. Common	982526105   8590    161130   Sole                   161130
Wyeth           Common  983024100   1535     23375   Sole                    23375
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